Deferred share units (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Share Units
Summary of number and weighted average exercise prices of deferred shares units
	Units	Amount
	#	$
Balance – January 1, 2024	-	-
Granted – Replacement awards (note 3)	49,230	344
Change in fair value of DSUs	-	(127)
Balance – June 30, 2024	49,230	217